Stock-based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) shares
Number of RSUs
Beginning balance (in shares)	3,229,915
Granted during the year (in shares)	1,792,798
Forfeited during the year (in shares)	(1,021,199)
Vested during the year (in shares)	(984,261)
Ending balance (in shares)	3,017,253
Intrinsic value
Intrinsic value, outstanding | $	$ 3,138